Related Party Transactions - Funding Agreements (Details) (ING Bank, Funding agreement, USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	May 18, 2011	Dec. 31, 2011	Apr. 09, 2009
ING Bank | Funding agreement
Related Party Transaction [Line Items]
Funding agreement, face amount			$ 600.0
Termination fee paid	8.6
Interest expense related to funding agreement		$ 7.5